OPERATING, SELLING AND GENERAL EXPENSE	12 Months Ended
Dec. 31, 2020
OPERATING, SELLING AND GENERAL
OPERATING, SELLING AND GENERAL

8. Operating, Selling and General Expense

Operating, Selling and General expense consists of the following:

($ millions)	2020	2019

Contract services(1)	4 165	4 380

Employee costs(1)	2 813	3 641

Materials	951	869

Energy	1 113	1 129

Equipment rentals and leases	361	345

Travel, marketing and other	524	880

	9 927	11 244

(1)

The company incurred $7.5 billion of contract services and employee costs for the year ended December 31, 2020 (2019 – $8.5 billion), of which $7.0 billion (2019 – $8.0 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2019 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.